Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 951,592	$ 149,326	¥ 745,802	¥ 576,888
Cost of revenues	(822,526)	(129,072)	(636,694)	(492,467)
Fulfillment	(59,055)	(9,267)	(48,700)	(36,968)
Marketing	(38,743)	(6,080)	(27,156)	(22,234)
Research and development	(16,332)	(2,563)	(16,149)	(14,619)
General and administrative	(11,562)	(1,814)	(6,409)	(5,490)
Gain on sale of development properties	767	120	1,649	3,885
Income from operations	4,141	650	12,343	8,995
Other income/(expense)
Share of results of equity investees	(4,918)	(772)	4,291	(1,738)
Interest expense	(1,213)	(190)	(1,125)	(725)
Others, net	(590)	(93)	35,310	7,161
Income/(loss) before tax	(2,580)	(405)	50,819	13,693
Income tax expenses	(1,887)	(296)	(1,482)	(1,803)
Net income/(loss)	(4,467)	(701)	49,337	11,890
Net loss attributable to non-controlling interests shareholders	(923)	(145)	(75)	(297)
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	16	3	7	3
Net income/(loss) attributable to ordinary shareholders	(3,560)	(559)	49,405	12,184
Net income/(loss)	(4,467)	(701)	49,337	11,890
Other comprehensive income/(loss):
Foreign currency translation adjustments	(2,872)	(451)	(7,955)	794
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax			705	313
Reclassification adjustment for gains recorded in net income, net of tax			(760)	(259)
Net unrealized gains/(losses) on available-for-sale securities			(55)	54
Total other comprehensive income/(loss)	(2,872)	(451)	(8,010)	848
Total comprehensive income/(loss)	(7,339)	(1,152)	41,327	12,738
Total comprehensive loss attributable to non-controlling interests shareholders	(1,253)	(197)	(373)	(253)
Total comprehensive income attributable to mezzanine equity classified as non-controlling interests shareholders	16	3	7	3
Total comprehensive income/(loss) attributable to ordinary shareholders	¥ (6,102)	$ (958)	¥ 41,693	¥ 12,988
Basic
Net income/(loss) per share | (per share)	¥ (1.15)	$ (0.18)	¥ 16.35	¥ 4.18
Diluted
Net income/(loss) per share | (per share)	¥ (1.15)	$ (0.18)	¥ 15.84	¥ 4.11
Weighted average number of shares
Basic | shares	3,107,436,665	3,107,436,665	3,021,808,985	2,912,637,241
Diluted | shares	3,107,436,665	3,107,436,665	3,109,024,030	2,967,321,803
Products
Net revenues
Total net revenues	¥ 815,655	$ 127,994	¥ 651,879	¥ 510,734
Service
Net revenues
Total net revenues	¥ 135,937	$ 21,332	¥ 93,923	¥ 66,154